Trade and other payables	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Trade and other payables

15	Trade and other payables

Current	2023 £’000	2022 £’000	2021 £’000
Trade payables	314	339	485
Other payables	7	17	5
Accruals	857	817	546
Total financial liabilities, excluding loans and borrowings, classified as financial liabilities measured at amortised cost	1,178	1,173	1,036
Tax and social security	62	77	56
Deferred revenue	–	197	–
Total trade and other payables	1,240	1,447	1,092

Book values approximate to fair value at 31 December 2023, 2022 and 2021.

All current trade and other payables are payable within 3 months of the period end date shown above.